Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 95.7%
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
Bandwidth, Inc. (a)	21,909	3,824,654

Entertainment - 0.5%
Zynga, Inc. (a)	376,039	3,429,476

Interactive Media & Services - 0.5%
ANGI Homeservices, Inc. (a)	312,401	3,466,089
TOTAL COMMUNICATION SERVICES		10,720,219

CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.8%
Fox Factory Holding Corp. (a)	69,527	5,167,942

Diversified Consumer Services - 3.7%
Chegg, Inc. (a)	114,063	8,148,661
Franchise Group, Inc.	387,420	9,824,971
K12, Inc. (a)	169,645	4,468,449
Vivint Smart Home, Inc. (a)(d)	128,745	2,198,965
		24,641,046
Hotels, Restaurants & Leisure - 5.5%
Caesars Entertainment, Inc. (a)	440,376	24,687,478
Planet Fitness, Inc. (a)	111,871	6,893,491
Texas Roadhouse, Inc.	77,264	4,696,879
		36,277,848
Household Durables - 3.3%
Lovesac Co. (a)(d)	199,252	5,521,273
Purple Innovation, Inc. (a)	644,015	16,010,213
		21,531,486
Leisure Products - 0.6%
Callaway Golf Co.	184,390	3,529,224
MasterCraft Boat Holdings, Inc. (a)	31,320	547,787
		4,077,011
Specialty Retail - 2.6%
Boot Barn Holdings, Inc. (a)	304,897	8,579,802
Rent-A-Center, Inc.	295,389	8,829,177
		17,408,979
TOTAL CONSUMER DISCRETIONARY		109,104,312

CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Celsius Holdings, Inc. (a)(d)	306,910	6,969,926

Food Products - 1.4%
Freshpet, Inc. (a)	81,899	9,144,023
TOTAL CONSUMER STAPLES		16,113,949

FINANCIALS - 5.2%
Banks - 0.7%
TriState Capital Holdings, Inc. (a)	324,355	4,294,460

Insurance - 4.5%
James River Group Holdings Ltd. (c)	164,340	7,318,060
Kinsale Capital Group, Inc.	91,234	17,350,882
Palomar Holdings, Inc. (a)	50,457	5,259,638
		29,928,580
TOTAL FINANCIALS		34,223,040

HEALTH CARE - 28.5%
Biotechnology - 10.9%
ACADIA Pharmaceuticals, Inc. (a)	119,813	4,942,286
Acceleron Pharma, Inc. (a)	37,651	4,236,867
Agios Pharmaceuticals, Inc. (a)	60,833	2,129,155
Amicus Therapeutics, Inc. (a)	534,417	7,545,968
Arrowhead Pharmaceuticals, Inc. (a)	109,395	4,710,549
Biohaven Pharmaceutical Holding Co., Ltd. (a)(c)	58,667	3,813,942
Coherus Biosciences, Inc. (a)	112,330	2,060,132
Deciphera Pharmaceuticals, Inc. (a)	72,005	3,693,857
Esperion Therapeutics, Inc. (a)(d)	75,267	2,797,674
Iovance Biotherapeutics, Inc. (a)	140,861	4,637,144
Karuna Therapeutics, Inc. (a)	37,768	2,920,222
Karyopharm Therapeutics, Inc. (a)	260,151	3,798,205
Krystal Biotech, Inc. (a)	73,365	3,158,363
MacroGenics, Inc. (a)	198,090	4,989,887
Natera, Inc. (a)	227,650	16,445,436
		71,879,687
Health Care Equipment & Supplies - 6.2%
Axonics Modulation Technologies, Inc. (a)	73,357	3,744,141
Cerus Corp. (a)	636,354	3,983,576
CONMED Corp.	52,438	4,125,298
Integer Holdings Corp. (a)	47,224	2,786,688
Integra LifeSciences Holdings Corp. (a)	135,290	6,388,394
NuVasive, Inc. (a)	154,503	7,504,211
Tandem Diabetes Care, Inc. (a)	105,048	11,922,948
Zynex, Inc. (a)	19,609	342,177
		40,797,433
Health Care Providers & Services - 5.5%
HealthEquity, Inc. (a)	95,248	4,892,890
LHC Group, Inc. (a)	63,483	13,493,946
Select Medical Holdings Corp. (a)	865,023	18,009,779
		36,396,615
Health Care Technology - 1.5%
Simulations Plus, Inc.	29,317	2,209,329
Tabula Rasa HealthCare, Inc. (a)(d)	59,355	2,419,903
Vocera Communications, Inc. (a)	181,676	5,283,138
		9,912,370
Life Sciences Tools & Services - 3.9%
Charles River Laboratories International, Inc. (a)	88,292	19,993,723
PRA Health Sciences, Inc. (a)	58,166	5,900,359
		25,894,082
Pharmaceuticals - 0.5%
Reata Pharmaceuticals, Inc. (a)	20,314	1,978,990
Zogenix, Inc. (a)	84,090	1,507,734
		3,486,724
TOTAL HEALTH CARE		188,366,911

INDUSTRIALS - 19.0%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	42,872	3,888,491
Kratos Defense & Security Solutions, Inc. (a)	491,951	9,484,815
		13,373,306
Airlines - 0.9%
Azul SA (a)(c)(d)	426,147	5,608,094

Building Products - 1.2%
Masonite International Corp. (a)(c)	39,369	3,873,909
Trex Co, Inc. (a)	56,276	4,029,362
		7,903,271
Construction & Engineering - 1.7%
API Group Corp. (a)	785,317	11,175,061

Electrical Equipment - 6.7%
Plug Power, Inc. (a)(d)	1,771,170	23,751,390
Vicor Corp. (a)	264,651	20,571,322
		44,322,712
Machinery - 4.1%
Chart Industries, Inc. (a)	181,252	12,736,578
Colfax Corp. (a)	239,763	7,518,968
Kornit Digital Ltd. (a)(c)	101,976	6,615,183
		26,870,729
Road & Rail - 2.4%
Knight Swift Transnational Holdings, Inc. Class A	95,450	3,884,815
TFI International, Inc. (c)	292,612	12,239,960
		16,124,775
TOTAL INDUSTRIALS		125,377,948

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 3.5%
Calix, Inc. (a)	373,065	6,633,096
Lumentum Holdings, Inc. (a)	188,753	14,181,013
Sierra Wireless, Inc. (a)(c)	221,347	2,470,232
		23,284,341
Electronic Equipment, Instruments & Components - 2.8%
Fabrinet (a)(c)	154,207	9,719,667
nLight, Inc. (a)	166,951	3,920,010
Velodyne Lidar, Inc. (a)	268,435	5,017,050
		18,656,727
Internet Software & Services - 0.7%
2U, Inc. (a)	130,246	4,410,129

Semiconductors & Semiconductor Equipment - 4.0%
Enphase Energy, Inc. (a)	30,092	2,485,298
Inphi Corp. (a)	103,091	11,571,965
Lattice Semiconductor Corp. (a)	225,439	6,528,713
SiTime Corp. (a)	71,190	5,982,096
		26,568,072
Software - 8.0%
Bottomline Technologies DE, Inc. (a)	96,173	4,054,654
Elastic NV (a)(c)	38,303	4,132,511
Medallia, Inc. (a)(d)	213,836	5,863,383
NICE Ltd. - ADR (a)(c)	36,974	8,394,207
Pluralsight, Inc. (a)	453,623	7,770,562
Sailpoint Technologies Holdings, Inc. (a)	255,163	10,096,800
Talend SA - ADR (a)(c)(d)	315,553	12,319,189
		52,631,306
Technology Hardware, Storage & Peripherals - 0.9%
Gores Metropoulos, Inc. (a)	539,019	6,155,597
TOTAL INFORMATION TECHNOLOGY		131,706,172

UTILITIES - 2.5%
Independent Power and Renewable Electricity Producers - 2.5%
Sunnova Energy International, Inc. (a)	532,148	16,182,621
TOTAL UTILITIES		16,182,621
TOTAL COMMON STOCKS (Cost $451,947,272)		631,795,172

REITS - 3.9%
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	178,598	7,549,337

Equity Real Estate Investment Trusts (REITs) - 2.8%
Innovative Industrial Properties, Inc.	86,016	10,675,446
QTS Realty Trust, Inc.	119,191	7,511,417
		18,186,863
TOTAL REITS (Cost $16,481,361)		25,736,200

SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
First American Treasury Obligations Fund - Class Z - 0.04% (b)	6,277,647	6,277,647
TOTAL SHORT-TERM INVESTMENT (Cost $6,277,647)		6,277,647

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.3%
First American Government Obligations Fund - Class Z, 0.04% (b)	61,218,197	61,218,197
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost 61,218,197)		61,218,197
TOTAL INVESTMENTS (Cost $535,924,477) - 109.9%		725,027,216
Liabilities in Excess of Other Assets - (9.9)%		(65,084,953)
TOTAL NET ASSETS - 100.00%		$659,942,263

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2020.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	This security or a portion of this security was out on loan at September 30, 2020. As of September 30, 2020, the total value of loaned securities was 59,789,162 or 9.1% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at September 30, 2020 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,720,219	$-	$-	$10,720,219
Consumer Discretionary	109,104,312	-	-	109,104,312
Consumer Staples	16,113,949	-	-	16,113,949
Financials	34,223,040	-	-	34,223,040
Health Care	188,366,911	-	-	188,366,911
Industrials	125,377,948	-	-	125,377,948
Information Technology	131,706,172	-	-	131,706,172
Utilities	16,182,621			16,182,621
Total Common Stocks	631,795,172	-	-	631,795,172
REITs	25,736,200	-	-	25,736,200
Short-Term Investments	6,277,647	-	-	6,277,647
Investments Purchased with Cash Proceeds from Securities Lending	61,218,197	-	-	61,218,197
Total Investments in Securities	$725,027,216	$-	$-	$725,027,216

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

As of September 30, 2020, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$61,218,197	$61,218,197	$-

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Fund's Schedule of Investments for details on the securities out on loan.